Deferred Initial Public Offering Costs (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
IPO [Member]
Deferred Initial Public Offering Costs [Line Items]
Deferred initial public offering			RM 2,859,702	RM 2,775,539